ACQUISITIONS - Changes in Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Mar. 31, 2021	Feb. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill	$ 76,558			$ 44,904	$ 41,826
Crisp Results
Business Acquisition [Line Items]
Goodwill	21,894	$ 17,370
Contingent Consideration	7,370	4,763
Working capital	1,018	1,018
Crisp Results | Scenario, Adjustment | Revised Acquisition Date Fair Value
Business Acquisition [Line Items]
Goodwill		21,894
Contingent Consideration		5,186
Working capital		1,018
Crisp Results | Scenario, Adjustment | Fair Value Mark-to-Market changes
Business Acquisition [Line Items]
Goodwill	0
Contingent Consideration	2,184
Working capital	0
Crisp Results | Technology
Business Acquisition [Line Items]
Finite-lived intangible assets acquired	0	0
Crisp Results | Technology | Scenario, Adjustment | Revised Acquisition Date Fair Value
Business Acquisition [Line Items]
Finite-lived intangible assets acquired		0
Crisp Results | Technology | Scenario, Adjustment | Fair Value Mark-to-Market changes
Business Acquisition [Line Items]
Finite-lived intangible assets acquired	0
Crisp Results | Customer relationships
Business Acquisition [Line Items]
Finite-lived intangible assets acquired	19,600	26,000
Crisp Results | Customer relationships | Scenario, Adjustment | Revised Acquisition Date Fair Value
Business Acquisition [Line Items]
Finite-lived intangible assets acquired		19,600
Crisp Results | Customer relationships | Scenario, Adjustment | Fair Value Mark-to-Market changes
Business Acquisition [Line Items]
Finite-lived intangible assets acquired	0
Crisp Results | Brand
Business Acquisition [Line Items]
Finite-lived intangible assets acquired	7,400	5,100
Crisp Results | Brand | Scenario, Adjustment | Revised Acquisition Date Fair Value
Business Acquisition [Line Items]
Finite-lived intangible assets acquired		7,400
Crisp Results | Brand | Scenario, Adjustment | Fair Value Mark-to-Market changes
Business Acquisition [Line Items]
Finite-lived intangible assets acquired	0
Crisp Results | Non-competition agreements
Business Acquisition [Line Items]
Finite-lived intangible assets acquired	0	0
Crisp Results | Non-competition agreements | Scenario, Adjustment | Revised Acquisition Date Fair Value
Business Acquisition [Line Items]
Finite-lived intangible assets acquired		$ 0
Crisp Results | Non-competition agreements | Scenario, Adjustment | Fair Value Mark-to-Market changes
Business Acquisition [Line Items]
Finite-lived intangible assets acquired	0
Aimtell, PushPros and Aramis
Business Acquisition [Line Items]
Goodwill	9,761		$ 4,853
Contingent Consideration	1,069		4,925
Working capital	944		1,404
Aimtell, PushPros and Aramis | Scenario, Adjustment | Revised Acquisition Date Fair Value
Business Acquisition [Line Items]
Goodwill			9,761
Contingent Consideration			2,147
Working capital			944
Aimtell, PushPros and Aramis | Scenario, Adjustment | Fair Value Mark-to-Market changes
Business Acquisition [Line Items]
Goodwill	0
Contingent Consideration	(1,078)
Working capital	0
Aimtell, PushPros and Aramis | Technology
Business Acquisition [Line Items]
Finite-lived intangible assets acquired	3,900		10,500
Aimtell, PushPros and Aramis | Technology | Scenario, Adjustment | Revised Acquisition Date Fair Value
Business Acquisition [Line Items]
Finite-lived intangible assets acquired			3,900
Aimtell, PushPros and Aramis | Technology | Scenario, Adjustment | Fair Value Mark-to-Market changes
Business Acquisition [Line Items]
Finite-lived intangible assets acquired	0
Aimtell, PushPros and Aramis | Customer relationships
Business Acquisition [Line Items]
Finite-lived intangible assets acquired	7,690		7,920
Aimtell, PushPros and Aramis | Customer relationships | Scenario, Adjustment | Revised Acquisition Date Fair Value
Business Acquisition [Line Items]
Finite-lived intangible assets acquired			7,690
Aimtell, PushPros and Aramis | Customer relationships | Scenario, Adjustment | Fair Value Mark-to-Market changes
Business Acquisition [Line Items]
Finite-lived intangible assets acquired	0
Aimtell, PushPros and Aramis | Brand
Business Acquisition [Line Items]
Finite-lived intangible assets acquired	208		226
Aimtell, PushPros and Aramis | Brand | Scenario, Adjustment | Revised Acquisition Date Fair Value
Business Acquisition [Line Items]
Finite-lived intangible assets acquired			208
Aimtell, PushPros and Aramis | Brand | Scenario, Adjustment | Fair Value Mark-to-Market changes
Business Acquisition [Line Items]
Finite-lived intangible assets acquired	0
Aimtell, PushPros and Aramis | Non-competition agreements
Business Acquisition [Line Items]
Finite-lived intangible assets acquired	83		117
Aimtell, PushPros and Aramis | Non-competition agreements | Scenario, Adjustment | Revised Acquisition Date Fair Value
Business Acquisition [Line Items]
Finite-lived intangible assets acquired			$ 83
Aimtell, PushPros and Aramis | Non-competition agreements | Scenario, Adjustment | Fair Value Mark-to-Market changes
Business Acquisition [Line Items]
Finite-lived intangible assets acquired	$ 0